Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Income taxes
Deferred tax liabilities	$ (2,910)	$ (56,671)	$ (36,189)	$ (133,828)
Deferred tax assets	$ 38,873	756,909	464,404	317,758
Net deferred ISR asset		700,238	428,215	183,930	$ 94,287
Provisions, allowances and labor obligations
Income taxes
Deferred tax liabilities		150,040	159,813	244,982
Deferred tax assets		625,408	468,314	230,532
Leasehold improvements
Income taxes
Deferred tax liabilities		(216,843)	(225,726)	(426,325)
Deferred tax assets		(102,196)	(243,480)	(172,806)
Tax loss carryforwards
Income taxes
Deferred tax liabilities		12,366	3,242	15,883
Deferred tax assets		208,602	243,191	268,930
Recoverable tax on assets
Income taxes
Deferred tax liabilities		28,619	28,619	28,619
Deferred tax assets		28,619
Others
Income taxes
Deferred tax liabilities		(2,234)	(2,137)	3,013
Deferred tax assets		(3,524)	(3,621)	(8,898)
Other subsidiary losses
Income taxes
Deferred tax assets		$ 220,968	$ 246,433	$ 284,813